Related Party Transactions	12 Months Ended
Dec. 31, 2024
Related Party Transactions [Abstract]
Related Party Transactions
24.
Related Party Transactions

For the years ended December 31, 2022, 2023 and 2024, the significant related party transactions and balances were as follows:

	Year Ended December 31,
	2022	2023	2024
	(in US$ thousands)
Rental fee charged by a related party	$207	$198	$196

The rental fee charged by a related party represented the costs charged from a company under common control of a principal shareholder for a renewable operating lease for an office facility used by the Group. The Company has recorded nil ROU assets and lease liabilities as of December 31, 2024 associated with this lease (see Note 8 for additional information on leases).